Commitments and Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
Percentage of income from product and services	3.00%
Royalties expenses	$ 71	$ 15	$ 329
Maximum total royalty amount	6,894
Potential liability	$ 453